Description of Business and Going Concern (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Description of Business and Going Concern Disclosure [Abstract]
Working capital deficiency	$ 2,076,393
Accumulated losses	(3,697,339)	(1,376,074)
Maximum possible source of funding	$ 10,000,000